SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Net operating loss carryforwards	$ 17,354	$ 13,786
Stock based compensation	532	776
Lease liability	472	561
Property, equipment and intangibles	662	458
Other	649	452
Total deferred tax assets before valuation allowance	19,669	16,033
Valuation allowance	(19,329)	(15,639)
Total deferred income tax assets after valuation allowance	340	394
Goodwill	(12)
ROU asset	(328)	(394)
Total deferred income tax liabilities	(340)	(394)
Net deferred tax assets and liabilities